CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common Stock Subject to Possible Redemption	0	2,305,335
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	2,688,242	2,844,414
Common stock, outstanding	2,688,242	2,844,414